Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000097448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Core Fund Class A (including sales charges) ($33,964)
Average Annual Return, Percent	10.77%	9.97%	13.01%
C000097450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Core Fund Class C (including sales charges) ($33,427)
Average Annual Return, Percent	15.65%	10.45%	12.83%
C000097456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Core Fund Institutional Class ($36,935)
C000097454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Core Fund Institutional 2 Class ($37,015)
C000158971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Core Fund Institutional 3 Class ($37,199)
C000097402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Growth Fund Class A (including sales charges) ($39,500)
Average Annual Return, Percent	3.96%	10.05%	14.73%
C000097404
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Growth Fund Class C (including sales charges) ($38,863)
Average Annual Return, Percent	8.57%	10.53%	14.54%
C000097409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Growth Fund Institutional Class ($42,987)
C000158967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Growth Fund Institutional 3 Class ($43,388)
C000097419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Value Fund Class A (including sales charges) ($29,810)
Average Annual Return, Percent	27.04%	12.25%	11.54%
C000097421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Value Fund Class C (including sales charges) ($29,266)
Average Annual Return, Percent	32.57%	12.66%	11.34%
C000097427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Disciplined Value Fund Institutional Class ($32,337)
C000097331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Floating Rate Fund Class A (including sales charges) ($15,024)
Average Annual Return, Percent	0.83%	4.48%	4.16%
C000097333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Floating Rate Fund Class C (including sales charges) ($14,365)
Average Annual Return, Percent	2.18%	4.33%	3.69%
C000097339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Floating Rate Fund Institutional Class ($15,866)
C000097337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Floating Rate Fund Institutional 2 Class ($15,939)
C000158965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Floating Rate Fund Institutional 3 Class ($15,997)
C000097525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Opportunities Fund Class A (including sales charges) ($16,325)
Average Annual Return, Percent	6.86%	1.78%	5.02%
C000097531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Opportunities Fund Institutional Class ($17,754)
C000097410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Class A (including sales charges) ($14,402)
Average Annual Return, Percent	(0.43%)	2.28%	3.72%
C000097412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Class C (including sales charges) ($14,023)
Average Annual Return, Percent	2.74%	2.52%	3.44%
C000097418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Institutional Class ($15,483)
C000122757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Institutional 2 Class ($15,621)
C000097417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Institutional 3 Class ($15,698)
C000253699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Income Opportunities Fund Class S ($15,183)
C000097521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Minnesota Tax-Exempt Fund Class A (including sales charges) ($11,023)
Average Annual Return, Percent	3.26%	(0.99%)	0.98%
C000097523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Minnesota Tax-Exempt Fund Class C (including sales charges) ($10,551)
Average Annual Return, Percent	4.61%	(1.13%)	0.54%
C000097524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Minnesota Tax-Exempt Fund Institutional Class ($11,648)
C000136871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Minnesota Tax-Exempt Fund Institutional 2 Class ($11,655)
C000177153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Minnesota Tax-Exempt Fund Institutional 3 Class ($11,674)
C000097580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Short Corporate Income Fund Class A (including sales charges) ($12,599)
Average Annual Return, Percent	1.94%	1.70%	2.34%
C000097582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Short Corporate Income Fund Class C (including sales charges) ($11,796)
Average Annual Return, Percent	1.10%	1.13%	1.67%
C000097586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Short Corporate Income Fund Institutional Class ($13,049)
C000120797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Short Corporate Income Fund Institutional 2 Class ($13,102)
C000126956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Short Corporate Income Fund Institutional 3 Class ($13,180)
C000097542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Class A (including sales charges) ($11,688)
Average Annual Return, Percent	4.46%	(0.78%)	1.57%
C000097544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Class C (including sales charges) ($11,189)
Average Annual Return, Percent	5.89%	(0.92%)	1.13%
C000097545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Institutional Class ($12,362)
C000136872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Institutional 2 Class ($12,369)
C000175787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Institutional 3 Class ($12,390)
C000253701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Strategic Municipal Income Fund Class S ($12,104)
Without Sales Load [Member] | C000097448
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	11.27%	13.68%
Without Sales Load [Member] | C000097450
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%	10.45%	12.83%
Without Sales Load [Member] | C000097456
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	11.56%	13.96%
Without Sales Load [Member] | C000097454
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	11.57%	13.98%
Without Sales Load [Member] | C000158971
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	11.62%	14.04%
Without Sales Load [Member] | C000097402
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%	11.36%	15.41%
Without Sales Load [Member] | C000097404
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	10.53%	14.54%
Without Sales Load [Member] | C000097409
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	11.64%	15.70%
Without Sales Load [Member] | C000158967
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	11.72%	15.81%
Without Sales Load [Member] | C000097419
Average Annual Return [Line Items]
Average Annual Return, Percent	34.84%	13.58%	12.20%
Without Sales Load [Member] | C000097421
Average Annual Return [Line Items]
Average Annual Return, Percent	33.57%	12.66%	11.34%
Without Sales Load [Member] | C000097427
Average Annual Return [Line Items]
Average Annual Return, Percent	34.98%	13.82%	12.45%
Without Sales Load [Member] | C000097331
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	5.12%	4.47%
Without Sales Load [Member] | C000097333
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%	4.33%	3.69%
Without Sales Load [Member] | C000097339
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	5.38%	4.72%
Without Sales Load [Member] | C000097337
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	5.42%	4.77%
Without Sales Load [Member] | C000158965
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	5.45%	4.81%
Without Sales Load [Member] | C000097525
Average Annual Return [Line Items]
Average Annual Return, Percent	13.40%	2.99%	5.65%
Without Sales Load [Member] | C000097531
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	3.24%	5.91%
Without Sales Load [Member] | C000097410
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	3.29%	4.22%
Without Sales Load [Member] | C000097412
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	2.52%	3.44%
Without Sales Load [Member] | C000097418
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	3.53%	4.47%
Without Sales Load [Member] | C000122757
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	3.60%	4.56%
Without Sales Load [Member] | C000097417
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	3.67%	4.61%
Without Sales Load [Member] | C000253699
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	3.39%	4.26%
Without Sales Load [Member] | C000097521
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	(0.38%)	1.29%
Without Sales Load [Member] | C000097523
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%	(1.13%)	0.54%
Without Sales Load [Member] | C000097524
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%	(0.14%)	1.54%
Without Sales Load [Member] | C000136871
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%	(0.14%)	1.54%
Without Sales Load [Member] | C000177153
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%	(0.09%)	1.56%
Without Sales Load [Member] | C000097580
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	1.91%	2.44%
Without Sales Load [Member] | C000097582
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	1.13%	1.67%
Without Sales Load [Member] | C000097586
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	2.15%	2.70%
Without Sales Load [Member] | C000120797
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	2.20%	2.74%
Without Sales Load [Member] | C000126956
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%	2.25%	2.80%
Without Sales Load [Member] | C000097542
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	(0.18%)	1.88%
Without Sales Load [Member] | C000097544
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	(0.92%)	1.13%
Without Sales Load [Member] | C000097545
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%	0.06%	2.14%
Without Sales Load [Member] | C000136872
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	0.07%	2.15%
Without Sales Load [Member] | C000175787
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%	0.11%	2.17%
Without Sales Load [Member] | C000253701
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	(0.09%)	1.93%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,742)
Average Annual Return, Percent	19.56%	12.86%	15.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,742)
Average Annual Return, Percent	19.56%	12.86%	15.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,742)
Average Annual Return, Percent	19.56%	12.86%	15.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,742)
Average Annual Return, Percent	19.56%	12.86%	15.08%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,742)
Average Annual Return, Percent	19.56%	12.86%	15.08%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,841)
Average Annual Return, Percent	18.94%	12.12%	14.82%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: MSCI ACWI All Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index (Net) ($31,052)
Average Annual Return, Percent	22.28%	10.35%	12.00%
Columbia Threadneedle: MSCI ACWI All Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index (Net) ($31,052)
Average Annual Return, Percent	22.28%	10.35%	12.00%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,431)
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,129)
Average Annual Return, Percent	5.27%	0.51%	1.95%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($50,001)
Average Annual Return, Percent	8.03%	11.88%	17.46%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($30,022)
Average Annual Return, Percent	31.19%	11.83%	11.62%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($30,022)
Average Annual Return, Percent	31.19%	11.83%	11.62%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($30,022)
Average Annual Return, Percent	31.19%	11.83%	11.62%
Columbia Threadneedle: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index ($16,957)
Average Annual Return, Percent	4.27%	6.10%	5.42%
Columbia Threadneedle: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index ($16,957)
Average Annual Return, Percent	4.27%	6.10%	5.42%
Columbia Threadneedle: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index ($16,957)
Average Annual Return, Percent	4.27%	6.10%	5.42%
Columbia Threadneedle: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index ($16,957)
Average Annual Return, Percent	4.27%	6.10%	5.42%
Columbia Threadneedle: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index ($16,957)
Average Annual Return, Percent	4.27%	6.10%	5.42%
Columbia Threadneedle: Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)
Average Annual Return, Percent	11.64%	4.20%	6.18%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,251)
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
Columbia Threadneedle: Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)
Average Annual Return, Percent	11.64%	4.20%	6.18%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($10,251)
Average Annual Return, Percent	1.60%	(1.91%)	0.25%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
Average Annual Return, Percent	5.42%	3.78%	5.17%
Columbia Threadneedle: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index ($11,825)
Average Annual Return, Percent	4.53%	0.41%	1.69%
Columbia Threadneedle: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index ($11,825)
Average Annual Return, Percent	4.53%	0.41%	1.69%
Columbia Threadneedle: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index ($11,825)
Average Annual Return, Percent	4.53%	0.41%	1.69%
Columbia Threadneedle: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index ($11,825)
Average Annual Return, Percent	4.53%	0.41%	1.69%
Columbia Threadneedle: Bloomberg Minnesota Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index ($11,825)
Average Annual Return, Percent	4.53%	0.41%	1.69%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
Average Annual Return, Percent	3.61%	2.33%	2.71%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
Average Annual Return, Percent	3.61%	2.33%	2.71%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
Average Annual Return, Percent	3.61%	2.33%	2.71%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
Average Annual Return, Percent	3.61%	2.33%	2.71%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
Average Annual Return, Percent	3.61%	2.33%	2.71%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%
Columbia Threadneedle: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index ($14,436)
Average Annual Return, Percent	6.99%	1.24%	3.74%